INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Segment's Profits and Losses (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Compensation expense related to contingent consideration excluded from adjusted operating income	$ 0.6	₽ 44	₽ 203	₽ 245
Revenues from external customers	1,837.6	127,657	94,054	75,925
Depreciation and amortization	(174.7)	(12,137)	(11,239)	(9,607)
Adjusted operating income (loss)	409.7	28,464	18,215	17,002
Russian Search And Portal
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	1,395.9	96,977	79,901	66,591
Depreciation and amortization	(147.5)	(10,248)	(9,859)	(8,608)
Adjusted operating income (loss)	554.4	38,511	28,567	20,859
Russian E-commerce
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	24.4	1,697	4,968	4,718
Depreciation and amortization	(0.2)	(11)	(54)	(72)
Adjusted operating income (loss)	(3.9)	(273)	1,556	1,363
Classifieds
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	53.5	3,717	2,060	1,270
Depreciation and amortization	(1.0)	(67)	(53)	(19)
Adjusted operating income (loss)	(3.0)	(205)	74	(90)
Taxi
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	276.6	19,213	4,891	2,313
Depreciation and amortization	(10.7)	(745)	(46)	(39)
Adjusted operating income (loss)	(65.2)	(4,530)	(8,009)	(2,125)
Media Services
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	27.5	1,909	1,187	648
Depreciation and amortization	(1.0)	(71)	(99)	(100)
Adjusted operating income (loss)	(12.2)	(845)	(507)	(433)
Other Bets and Experiments
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues from external customers	59.7	4,144	1,047	385
Depreciation and amortization	(14.3)	(995)	(1,128)	(769)
Adjusted operating income (loss)	(60.4)	(4,194)	(3,466)	(2,572)
Intersegment Eliminations
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Intersegment revenues	(94.0)	(6,528)	(4,295)	(2,990)
Intersegment Eliminations | Russian Search And Portal
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Intersegment revenues	$ 94.0	₽ 6,528	₽ 4,295	₽ 2,990